Summary of Significant Accounting Policies - Computation of Basic and Diluted Net Loss Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net loss	$ (46,811)	$ (17,915)	$ (26,979)	$ (6,210)
Accretion of redeemable convertible preferred stock	(4,470)	(2,383)	(3,204)	(3,330)
Net loss attributable to common stockholders	$ (51,281)	$ (20,298)	$ (30,183)	$ (9,540)
Denominator
Weighted-average common shares outstanding	8,820,609	2,068,164	2,205,577	1,631,660
Less: Weighted-average shares subject to repurchase	(180,431)	(110,568)	(137,243)	(214,928)
Denominator for basic and diluted net loss per share attributable to common stockholders	8,640,178	1,957,596	2,068,334	1,416,732
Basic and diluted net loss per share attributable to common stockholders	$ (5.94)	$ (10.37)	$ (14.59)	$ (6.73)